Organization (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended	0 Months Ended
	May 04, 2012	Aug. 31, 2012	Jul. 31, 2012	Jul. 31, 2012	Feb. 28, 1997 Founder	Feb. 28, 1997 Directors	Mar. 26, 2012 Officers
Common stock for services, shares				37,500,000	312,500,000	9,375,000
Common stock for services, Value				$ 12,000		$ 10,300
Sale of stock agreement, total shares	400,000	670,000	610,415				28,125,000
Sale of stock agreement, aggregate shares							56,250,000
Commission Percentage				12.50%